Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan

	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,635,305	$35.96	1,858,250	$35.24	2,454,851	$33.96
Granted	63,300	50.74	28,000	52.23	58,500	50.33
Exercised	(226,965)	32.41	(223,020)	32.53	(619,451)	31.62
Forfeited	(20,750)	42.33	(27,925)	31.91	(35,650)	34.53
Outstanding – end of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Options exercisable at the end of the year	1,292,806	$35.17	963,289	$34.70	586,626	$32.55

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$ 33.10 - $63.85	1,450,890	$1.27	$37.07	1,292,806	$35.17

Compensation Expenses Before Tax

	Year ended December 31,
	2011	2010	2009
Cost of revenues	$924	$2,353	$2,397
R&D and marketing expenses	458	954	1,048
General and administration expenses	614	1,904	1,689
	$1,996	$5,211	$5,134

Weighted Average Exercise Price And Fair Value Of Options Granted

	Less than market price
	Year ended December 31,
	2011	2010	2009
Weighted average exercise price per share	$50.74	$52.23	$50.33
Weighted average fair value per share on grant date	$12.12	$11.99	$16.61

Computation Of Basic And Diluted Net Earnings Per Share

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$90,288	42,764	$2.11	$183,498	42,645	$4.30	$214,947	42,305	$5.08

Effect of dilutive securities:
Employee stock options	-	367		-	572		-	678
Diluted net earnings	$90,288	43,131	$2.09	$183,498	43,217	$4.25	$214,947	42,983	$5.00

(*) In thousands

Summary Of Stock Appreciation Rights Activity

	Year ended December 31, 2011
	Number of options	Weighted average Exercise price per share
Outstanding – beginning of the year	30,000	$58.64
Granted	-	-
Outstanding – end of the year	30,000	$58.64
Rights vested at the end of the year	20,250	$59.36